Interest and Finance Cost, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest and Finance Cost, Net
Interest income	$ 3,429	$ 1,950
Interest expense	(1,092)	(1,645)
Standby and commitment fees	(470)	(29)
Accretion expense	(830)	(684)
Loss on debt restructure	(653)
Interest and Finance Cost, Net	$ 384	$ (408)